UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22951

 NAME OF REGISTRANT:                     FundX Investment Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 101 Montgomery Street, Suite
                                         2400
                                         San Francisco, CA 94104

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jeff Smith
                                         101 Montgomery Street, Suite
                                         2400
                                         San Francisco, CA 94104

 REGISTRANT'S TELEPHONE NUMBER:          415-248-8371

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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

FundX Aggressive ETF (formerly FundX Aggressive Upgrader Fund)
--------------------------------------------------------------------------------------------------------------------------
 SPDR SERIES TRUST                                                                           Agenda Number:  935696572
--------------------------------------------------------------------------------------------------------------------------
        Security:  78464A763
    Meeting Type:  Special
    Meeting Date:  20-Oct-2022
          Ticker:  SDY
            ISIN:  US78464A7634
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Clare S. Richer                                           Mgmt          For                            For
       Sandra G. Sponem                                          Mgmt          For                            For
       Kristi L. Rowsell                                         Mgmt          For                            For
       Gunjan Chauhan                                            Mgmt          For                            For
       Carolyn M. Clancy                                         Mgmt          For                            For



FundX Conservative Upgrader Fund
--------------------------------------------------------------------------------------------------------------------------
 FPA INTERNATIONAL VALUE FUND                                                                Agenda Number:  935839386
--------------------------------------------------------------------------------------------------------------------------
        Security:  30254T759
    Meeting Type:  Special
    Meeting Date:  01-Jun-2023
          Ticker:  FPACX
            ISIN:  US30254T7596
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Sandra Brown                                              Mgmt          For                            For
       Robert F. Goldrich                                        Mgmt          For                            For
       John P. Zader                                             Mgmt          For                            For
       J. Richard Atwood                                         Mgmt          For                            For
       Maureen Quill                                             Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NATIXIS FUNDS TRUST II                                                                      Agenda Number:  935762888
--------------------------------------------------------------------------------------------------------------------------
        Security:  63872T885
    Meeting Type:  Special
    Meeting Date:  09-Mar-2023
          Ticker:  GAFYX
            ISIN:  US63872T8852
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and act upon an Agreement and                 Mgmt          For                            For
       Plan of Reorganization (the "Agreement") by
       and among the Selling Trust, on behalf of
       each Acquired Fund, Virtus Alternative
       Solutions Trust, on behalf of each
       corresponding series thereof indicated
       below (each an "Acquiring Fund"), Virtus
       Partners, Inc. and Natixis ASG Holdings,
       Inc. ("Natixis").

2.     If necessary, to adjourn or postpone the                  Mgmt          For                            For
       Meeting to permit further solicitation of
       proxies in the event there are not
       sufficient votes at the time of the Meeting
       to approve a Proposal.




--------------------------------------------------------------------------------------------------------------------------
 PUTNAM INVESTMENTS                                                                          Agenda Number:  935711487
--------------------------------------------------------------------------------------------------------------------------
        Security:  746764257
    Meeting Type:  Special
    Meeting Date:  12-Oct-2022
          Ticker:  PDMYX
            ISIN:  US7467642572
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approving an Agreement & Plan of                          Mgmt          No vote
       Reorganization providing for transfer of
       all of the assets of Putnam Multi- Asset
       Absolute Return Fund to Putnam Multi-Asset
       Income Fund in exchange for the assumption
       by Putnam Multi-Asset Income Fund of all of
       the liabilities of Putnam Multi-Asset
       Absolute Return Fund, the issuance and
       delivery of shares of beneficial interest
       of Putnam Multi-Asset Income Fund, and the
       distribution of these shares to the
       shareholders of Putnam Multi-Asset Absolute
       Return Fund in complete liquidation of
       Putnam Multi-Asset Absolute Return Fund.




--------------------------------------------------------------------------------------------------------------------------
 SPDR SERIES TRUST                                                                           Agenda Number:  935696572
--------------------------------------------------------------------------------------------------------------------------
        Security:  78464A763
    Meeting Type:  Special
    Meeting Date:  20-Oct-2022
          Ticker:  SDY
            ISIN:  US78464A7634
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Clare S. Richer                                           Mgmt          For                            For
       Sandra G. Sponem                                          Mgmt          For                            For
       Kristi L. Rowsell                                         Mgmt          For                            For
       Gunjan Chauhan                                            Mgmt          For                            For
       Carolyn M. Clancy                                         Mgmt          For                            For



FundX Flexible Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


FundX Sustainable Impact Fund
--------------------------------------------------------------------------------------------------------------------------
 BOSTON TRUST WALDEN FUNDS                                                                   Agenda Number:  935633443
--------------------------------------------------------------------------------------------------------------------------
        Security:  101156404
    Meeting Type:  Special
    Meeting Date:  08-Jul-2022
          Ticker:  BTEFX
            ISIN:  US1011564044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Trustee: Louis G. Hutt, Jr.                   Mgmt          For                            For

1b.    Election of Trustee: Dina A. Tantra                       Mgmt          For                            For

2.     To approve an amendment to each Fund's                    Mgmt          For                            For
       fundamental policy regarding loans.

3.     To approve an amendment to each Fund's                    Mgmt          For                            For
       fundamental policy regarding borrowing.

4.     To approve an amendment to each Fund's                    Mgmt          For                            For
       fundamental policy regarding commodities.




--------------------------------------------------------------------------------------------------------------------------
 BOSTON TRUST WALDEN FUNDS                                                                   Agenda Number:  935633443
--------------------------------------------------------------------------------------------------------------------------
        Security:  101156107
    Meeting Type:  Special
    Meeting Date:  08-Jul-2022
          Ticker:  WSEFX
            ISIN:  US1011561073
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Trustee: Louis G. Hutt, Jr.                   Mgmt          For                            For

1b.    Election of Trustee: Dina A. Tantra                       Mgmt          For                            For

2.     To approve an amendment to each Fund's                    Mgmt          For                            For
       fundamental policy regarding loans.

3.     To approve an amendment to each Fund's                    Mgmt          For                            For
       fundamental policy regarding borrowing.

4.     To approve an amendment to each Fund's                    Mgmt          For                            For
       fundamental policy regarding commodities.



FundX ETF (formerly FundX Upgrader Fund)
--------------------------------------------------------------------------------------------------------------------------
 SPDR SERIES TRUST                                                                           Agenda Number:  935696572
--------------------------------------------------------------------------------------------------------------------------
        Security:  78464A763
    Meeting Type:  Special
    Meeting Date:  20-Oct-2022
          Ticker:  SDY
            ISIN:  US78464A7634
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Clare S. Richer                                           Mgmt          For                            For
       Sandra G. Sponem                                          Mgmt          For                            For
       Kristi L. Rowsell                                         Mgmt          For                            For
       Gunjan Chauhan                                            Mgmt          For                            For
       Carolyn M. Clancy                                         Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         FundX Investment Trust
By (Signature)       /s/ Jeff Smith
Name                 Jeff Smith
Title                President
Date                 08/15/2023